Share capital - Share premium account (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Equity	$ 162.3	$ 141.9	$ 169.7	$ 175.4
Share premium
Disclosure of classes of share capital [line items]
Equity	$ 56.4	$ 56.4	$ 56.4	$ 56.2